Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification and level 3 assets and liabilities held at fair value disaggregated by product type
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.25	£m	£m	£m	£m
Trading portfolio assets	86,649	89,715	9,879	186,243
Financial assets at fair value through the income statement	7,634	202,612	6,387	216,633
Derivative financial instruments	108	277,580	1,983	279,671
Financial assets at fair value through other comprehensive income	16,589	26,403	3,144	46,136
Investment property	—	—	42	42
Total assets	110,980	596,310	21,435	728,725
Trading portfolio liabilities	(38,150)	(29,228)	(424)	(67,802)
Financial liabilities designated at fair value	(1,576)	(311,355)	(2,831)	(315,762)
Derivative financial instruments	(93)	(262,335)	(2,861)	(265,289)
Total liabilities	(39,819)	(602,918)	(6,116)	(648,853)

As at 31.12.24
Trading portfolio assets	77,581	78,548	10,115	166,244
Financial assets at fair value through the income statement	3,463	182,391	5,991	191,845
Derivative financial instruments	101	290,182	2,073	292,356
Financial assets at fair value through other comprehensive income	19,021	28,315	3,674	51,010
Investment property	—	—	9	9
Total assets	100,166	579,436	21,862	701,464
Trading portfolio liabilities	(27,033)	(28,754)	(395)	(56,182)
Financial liabilities designated at fair value	(181)	(276,355)	(3,241)	(279,777)
Derivative financial instruments	(86)	(276,064)	(3,181)	(279,331)
Total liabilities	(27,300)	(581,173)	(6,817)	(615,290)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 30.06.25	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,468	1,843	883	1,199	—	—	—	—	—	486	9,879
Financial assets at fair value through the income statement	4,661	835	178	32	206	—	402	—	—	73	6,387
Derivative financial instruments	—	—	—	—	—	—	—	915	611	457	1,983
Financial assets at fair value through other comprehensive income	2,350	37	757	—	—	—	—	—	—	—	3,144
Investment property	—	—	—	—	—	—	—	—	—	42	42
Total assets	12,479	2,715	1,818	1,231	206	—	402	915	611	1,058	21,435
Trading portfolio liabilities	—	(36)	—	(325)	—	—	—	—	—	(63)	(424)
Financial liabilities designated at fair value	—	—	—	—	—	(1,575)	(1,240)	—	—	(16)	(2,831)
Derivative financial instruments	—	—	—	—	—	—	—	(774)	(1,349)	(738)	(2,861)
Total liabilities	—	(36)	—	(325)	—	(1,575)	(1,240)	(774)	(1,349)	(817)	(6,116)

As at 31.12.24	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial instruments	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial instruments	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)
1 Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the six-month period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.25					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.25
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	4,125	(3,524)	—	(1,147)	136	—	—	439	(265)	9,879
Financial assets at fair value through the income statement	5,991	2,388	(1,170)	—	(469)	(117)	(19)	—	63	(280)	6,387
Financial assets at fair value through other comprehensive income	3,674	566	(1,399)	—	(6)	3	29	—	277	—	3,144
Investment property	9	33	—	—	—	—	—	—	—	—	42
Trading portfolio liabilities	(395)	(46)	28	—	—	37	—	—	(57)	9	(424)
Financial liabilities designated at fair value	(3,241)	—	91	(617)	31	88	—	—	(179)	996	(2,831)
Net derivative financial instruments[1]	(1,108)	(19)	249	—	2	166	1	—	(34)	(135)	(878)
Total	15,045	7,047	(5,725)	(617)	(1,589)	313	11	—	509	325	15,319

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.24					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.24
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726
Financial assets at fair value through the income statement	5,368	2,732	(1,006)	—	(282)	(6)	34	—	290	(106)	7,024
Financial assets at fair value through other comprehensive income	776	1,854	(42)	—	—	1	11	—	—	(200)	2,400
Investment property	2	—	(1)	—	—	—	—	—	—	—	1
Trading portfolio liabilities	(368)	(28)	17	—	—	18	—	—	(30)	6	(385)
Financial liabilities designated at fair value	(1,212)	1	9	(628)	16	(27)	—	—	(881)	248	(2,474)
Net derivative financial instruments[1]	(1,113)	(181)	33	(19)	(171)	(193)	—	—	21	109	(1,514)
Total	9,962	7,491	(1,997)	(647)	(1,151)	(214)	45	—	446	(157)	13,778
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £1,983m (June 2024: £2,821m) and derivative financial liabilities were £(2,861)m (June 2024: £(4,335)m.
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses on Level 3 assets and liabilities
The following table discloses the unrealised gains and losses recognised in the six-month period arising on Level 3 assets and liabilities held at the period end:

	Half year ended 30.06.25				Half year ended 30.06.24
	Income statement		Other comprehensive income	Total	Income statement		Other comprehensive income	Total
	Trading income[1]	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	21	—	—	21	(2)	—	—	(2)
Financial assets at fair value through the income statement	(117)	(20)	—	(137)	15	30	—	45
Financial assets at fair value through other comprehensive income	3	28	—	31	(2)	11	—	9
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	34	—	—	34	17	—	—	17
Financial liabilities designated at fair value	86	—	—	86	(29)	—	—	(29)
Net derivative financial instruments	165	1	—	166	(191)	—	—	(191)
Total	192	9	—	201	(192)	41	—	(151)
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	As at 30.06.25				As at 31.12.24
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	261	38	(260)	(38)	577	43	(742)	(43)
Corporate debt	77	1	(49)	(1)	87	—	(56)	—
Asset backed securities	83	8	(57)	(8)	57	4	(40)	(4)
Government debt	54	—	(62)	—	47	—	(56)	—
Private equity investments	27	—	(27)	—	28	—	(28)	—
Interest rate derivatives	85	—	(158)	—	98	—	(212)	—
Equity derivatives	221	—	(261)	—	199	—	(269)	—
Other Products[1]	81	—	(96)	—	91	—	(104)	—
Total	889	47	(970)	(47)	1,184	47	(1,507)	(47)
1 Other products includes funds and fund linked products, equity cash products, credit derivatives and foreign exchange derivatives.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.25	As at 31.12.24
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(523)	(529)
Uncollateralised derivative funding	28	19
Derivative credit valuation adjustments	(189)	(184)
Derivative debit valuation adjustments	117	108

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.25		As at 31.12.24
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	54,605	54,126	50,227	49,400
Loans and advances at amortised cost	142,103	143,378	144,827	146,369
Reverse repurchase agreements and other similar secured lending	7,007	7,007	3,393	3,393

Financial liabilities
Deposits at amortised cost	(326,065)	(326,126)	(319,376)	(319,135)
Repurchase agreements and other similar secured borrowing	(23,974)	(23,974)	(29,397)	(29,397)
Debt securities in issue	(45,925)	(45,869)	(35,803)	(35,745)
Subordinated liabilities	(43,221)	(45,083)	(41,875)	(43,030)